Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Common Stock Issued for Services

On February 19, 2026, the Company entered into an addendum to Service Agreement with its investor relations consultant pursuant to which is agreed to pay such consultant a monthly fixed fee of $5,000 for the term of 12 months and a commitment fee of $250,000 (the “Commitment Fee”) in consideration of entering into the addendum and restarting the service agreement. The consultant elected to receive the Commitment Fee in shares of the Company’s Common Stock resulting in 848,320 shares of Common Stock payable to the consultant in respect of the Commitment Fee based on a $0.2947 share price being the Nasdaq Minium Price on the date the addendum was signed (the “Commitment Fee Shares”). In connection with this consulting agreement, the Company recognized $250,000 in prepaid stock-based professional fees and shall be amortized as stock-based professional fees over the term of the agreement.

Stock Repurchase Plan

On February 23, 2026, the Company’s Board of Directors authorized a stock repurchase plan to repurchase up to $1 million of Common Stock, from time to time, with such plan to be in place until December 31, 2026. As of the date of this report, no shares of Common Stock have been repurchased by the Company.